UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-4054

                    OPPENHEIMER AMT- FREE NEW YORK MUNICIPALS
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
               (Address of principal executive offices) (Zip code)

                              ROBERT G. ZACK, ESQ.
                             OPPENHEIMERFUNDS, INC.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                      Date of fiscal year end: SEPTEMBER 30

                   Date of reporting period: DECEMBER 31, 2005

ITEM 1. SCHEDULE OF INVESTMENTS.


Oppenheimer AMT-Free New York Municipals
STATEMENT OF INVESTMENTS  December 31, 2005 / Unaudited
--------------------------------------------------------------------------------

       PRINCIPAL
          AMOUNT                                                           COUPON              MATURITY            VALUE
------------------------------------------------------------------------------------------------------------------------
Municipal Bonds and Notes--100.4%
------------------------------------------------------------------------------------------------------------------------
NEW YORK--89.1%
$     14,500,000       Albany IDA (Charitable Leadership)                   5.750%           07/01/2026     $ 15,063,180
------------------------------------------------------------------------------------------------------------------------
       1,000,000       Albany IDA (Charitable Leadership)                   6.000            07/01/2019        1,071,670
------------------------------------------------------------------------------------------------------------------------
         100,000       Albany IDA (New Covenant Charter School)             7.000            05/01/2025           98,274
------------------------------------------------------------------------------------------------------------------------
       1,140,000       Albany IDA (Sage Colleges)                           5.250            04/01/2019        1,164,806
------------------------------------------------------------------------------------------------------------------------
         500,000       Albany IDA (Sage Colleges)                           5.300            04/01/2029          510,075
------------------------------------------------------------------------------------------------------------------------
          30,000       Albany Parking Authority                             5.625            07/15/2025           31,987
------------------------------------------------------------------------------------------------------------------------
          30,000       Allegany County IDA (Houghton College)               5.250            01/15/2024           30,640
------------------------------------------------------------------------------------------------------------------------
       1,000,000       Amherst IDA (Daemen College) 1                       6.000            10/01/2021        1,057,930
------------------------------------------------------------------------------------------------------------------------
       5,895,000       Brookhaven IDA (Alternatives for Children)           7.550            02/01/2033        6,306,058
------------------------------------------------------------------------------------------------------------------------
       9,235,000       Brookhaven IDA (Dowling College)                     6.750            11/01/2032        9,567,275
------------------------------------------------------------------------------------------------------------------------
         350,000       Broome County IDA (University Plaza)                 5.200            08/01/2030          362,058
------------------------------------------------------------------------------------------------------------------------
         250,000       Broome County IDA (University Plaza)                 5.200            08/01/2036          257,278
------------------------------------------------------------------------------------------------------------------------
         750,000       Buffalo Municipal Water Finance Authority,
                       Series B 1                                           5.000            07/01/2027          812,430
------------------------------------------------------------------------------------------------------------------------
         300,000       Bushnell Basin Fire Assoc. (Volunteer Fire
                       Dept.)                                               5.750            11/01/2030          302,715
------------------------------------------------------------------------------------------------------------------------
          85,000       Cattaraugus County IDA (Olean General Hospital)      5.250            08/01/2023           87,879
------------------------------------------------------------------------------------------------------------------------
       1,720,000       Clarence IDA (Bristol Village)                       6.000            01/20/2044        1,908,959
------------------------------------------------------------------------------------------------------------------------
          70,000       East Rochester Hsg. Authority (St. John's
                       Meadows)                                             5.750            08/01/2037           73,879
------------------------------------------------------------------------------------------------------------------------
         500,000       Erie County IDA (Charter School Applied Tech)        6.875            06/01/2035          483,460
------------------------------------------------------------------------------------------------------------------------
       1,095,000       Erie County IDA (DePaul Properties)                  5.750            09/01/2028          894,243
------------------------------------------------------------------------------------------------------------------------
         190,000       Erie County IDA (DePaul Properties)                  6.500            09/01/2018          179,871
------------------------------------------------------------------------------------------------------------------------
       5,600,000       Erie County IDA (Medaille College)                   7.625            04/01/2035        5,813,304
------------------------------------------------------------------------------------------------------------------------
       9,050,000       Erie County IDA (The Episcopal Church Home)          5.875            02/01/2018        9,370,732
------------------------------------------------------------------------------------------------------------------------
       9,895,000       Erie County IDA (The Episcopal Church Home)          6.000            02/01/2028       10,259,829
------------------------------------------------------------------------------------------------------------------------
      18,000,000       Erie County Tobacco Asset Securitization Corp.       6.030 2          06/01/2047        1,497,060
------------------------------------------------------------------------------------------------------------------------
      55,000,000       Erie County Tobacco Asset Securitization Corp.       6.420 2          06/01/2050        3,357,200
------------------------------------------------------------------------------------------------------------------------
       6,500,000       Erie County Tobacco Asset Securitization
                       Corp. 3                                              5.880 4          06/01/2045        5,745,025
------------------------------------------------------------------------------------------------------------------------
       5,500,000       Erie County Tobacco Asset Securitization Corp.       6.500            07/15/2032        6,239,860
------------------------------------------------------------------------------------------------------------------------
         100,000       Essex County IDA (North Country Community
                       College Foundation)                                  5.000            06/01/2020           99,843
------------------------------------------------------------------------------------------------------------------------
         130,000       Essex County IDA (North Country Community
                       College Foundation)                                  5.200            06/01/2025          130,619
------------------------------------------------------------------------------------------------------------------------
         110,000       Essex County IDA (North Country Community
                       College Foundation)                                  5.300            06/01/2035          110,635
------------------------------------------------------------------------------------------------------------------------
         175,000       Franklin County IDA (North Country Community
                       College Foundation)                                  5.200            06/01/2025          175,833
------------------------------------------------------------------------------------------------------------------------
       3,750,000       Geneva IDA (Hobart & William Smith Colleges)         5.375            02/01/2033        3,985,613
------------------------------------------------------------------------------------------------------------------------
       5,435,000       Hempstead IDA (Working Organization for
                       Retarded Children)                                   6.900            08/01/2033        5,604,681
------------------------------------------------------------------------------------------------------------------------
         880,000       Herkimer County IDA (Folts Adult Home)               5.500            03/20/2040          962,412
------------------------------------------------------------------------------------------------------------------------
       1,790,000       Herkimer County IDA (Herkimer County College
                       Foundation) 1                                        6.250            08/01/2034        1,887,555
------------------------------------------------------------------------------------------------------------------------
       5,750,000       L.I. Power Authority RITES 3                         6.905 4          09/01/2033        6,646,310
------------------------------------------------------------------------------------------------------------------------
       4,395,000       L.I. Power Authority, Series A                       5.125            09/01/2029        4,536,387
------------------------------------------------------------------------------------------------------------------------
          30,000       L.I. Power Authority, Series A                       5.250            12/01/2026           31,358
------------------------------------------------------------------------------------------------------------------------
          25,000       L.I. Power Authority, Series A                       5.300            12/01/2019           26,330
------------------------------------------------------------------------------------------------------------------------
       1,000,000       Lyons Community Health Initiatives Corp.             5.550            09/01/2024        1,064,290
------------------------------------------------------------------------------------------------------------------------
       1,000,000       Monroe County IDA (Cloverwood Senior Living)         6.875            05/01/2033          813,240
------------------------------------------------------------------------------------------------------------------------
       1,925,000       Monroe County IDA (DePaul Community Facilities)      5.875            02/01/2028        1,602,409
------------------------------------------------------------------------------------------------------------------------


1           |          OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

Oppenheimer AMT-Free New York Municipals
STATEMENT OF INVESTMENTS  December 31, 2005 / Unaudited
--------------------------------------------------------------------------------

       PRINCIPAL
          AMOUNT                                                           COUPON              MATURITY            VALUE
------------------------------------------------------------------------------------------------------------------------
NEW YORK CONTINUED
------------------------------------------------------------------------------------------------------------------------
$        100,000       Monroe County IDA (Rochester Institute of
                       Technology)                                          5.250%           04/01/2019     $    100,424
------------------------------------------------------------------------------------------------------------------------
         525,000       Monroe County IDA (Rochester Institute of
                       Technology)                                          5.375            04/01/2029          518,774
------------------------------------------------------------------------------------------------------------------------
       4,000,000       Monroe Newpower Corp.                                5.500            01/01/2034        4,198,280
------------------------------------------------------------------------------------------------------------------------
       1,000,000       Monroe Newpower Corp. 1                              5.625            01/01/2026        1,058,240
------------------------------------------------------------------------------------------------------------------------
      18,000,000       MTA Service Contract, Series A                       5.125            01/01/2029       18,980,820
------------------------------------------------------------------------------------------------------------------------
      13,785,000       MTA, Series A                                        5.125            11/15/2031       14,544,829
------------------------------------------------------------------------------------------------------------------------
       7,700,000       MTA, Series B                                        5.000            11/15/2031        7,988,288
------------------------------------------------------------------------------------------------------------------------
       5,000,000       MTA, Series F                                        5.000            11/15/2035        5,195,300
------------------------------------------------------------------------------------------------------------------------
         610,000       Nassau County IDA (ALIA-ACDS)                        6.125            09/01/2018          631,460
------------------------------------------------------------------------------------------------------------------------
       2,100,000       Nassau County IDA (ALIA-AP)                          7.000            09/01/2028        2,185,092
------------------------------------------------------------------------------------------------------------------------
         855,000       Nassau County IDA (ALIA-CMA)                         6.125            09/01/2018          885,079
------------------------------------------------------------------------------------------------------------------------
         945,000       Nassau County IDA (ALIA-CSMR)                        6.125            09/01/2018          978,245
------------------------------------------------------------------------------------------------------------------------
         640,000       Nassau County IDA (ALIA-EFLI)                        6.125            09/01/2018          662,515
------------------------------------------------------------------------------------------------------------------------
         485,000       Nassau County IDA (ALIA-HAII)                        6.125            09/01/2018          502,062
------------------------------------------------------------------------------------------------------------------------
         565,000       Nassau County IDA (ALIA-NCMRS)                       6.125            09/01/2018          584,877
------------------------------------------------------------------------------------------------------------------------
       2,740,000       Nassau County IDA (Hispanic Counseling Center)       7.625            06/01/2033        2,853,573
------------------------------------------------------------------------------------------------------------------------
       2,500,000       Niagara County IDA (American Ref-Fuel Company)       5.550            11/15/2024        2,622,725
------------------------------------------------------------------------------------------------------------------------
         500,000       Niagara County Tobacco Asset Securitization
                       Corp. 1                                              6.250            05/15/2034          527,575
------------------------------------------------------------------------------------------------------------------------
         285,000       Niagara County Tobacco Asset Securitization
                       Corp.                                                6.250            05/15/2040          300,718
------------------------------------------------------------------------------------------------------------------------
       1,185,000       NY Counties Tobacco Trust I                          6.500            06/01/2035        1,262,475
------------------------------------------------------------------------------------------------------------------------
      14,550,000       NY Counties Tobacco Trust II (TASC)                  5.625            06/01/2035       14,815,683
------------------------------------------------------------------------------------------------------------------------
          20,000       NY Counties Tobacco Trust II (TASC)                  5.750            06/01/2043           20,456
------------------------------------------------------------------------------------------------------------------------
       1,800,000       NY Counties Tobacco Trust III                        6.000            06/01/2043        1,893,834
------------------------------------------------------------------------------------------------------------------------
         400,000       NY Counties Tobacco Trust IV 5                       5.000            06/01/2042          377,336
------------------------------------------------------------------------------------------------------------------------
      13,360,000       NY Counties Tobacco Trust IV                         5.880 2          06/01/2050          912,221
------------------------------------------------------------------------------------------------------------------------
      25,000,000       NY Counties Tobacco Trust IV 1                       6.380 2          06/01/2055        1,114,000
------------------------------------------------------------------------------------------------------------------------
      46,750,000       NY Counties Tobacco Trust IV                         6.800 2          06/01/2060        1,242,615
------------------------------------------------------------------------------------------------------------------------
       3,500,000       NY Counties Tobacco Trust IV (TASC) 5                0.000            06/01/2041        2,697,660
------------------------------------------------------------------------------------------------------------------------
       6,000,000       NY Counties Tobacco Trust IV (TASC)                  5.000            06/01/2045        5,651,520
------------------------------------------------------------------------------------------------------------------------
       3,500,000       NY Counties Tobacco Trust IV (TASC) 1                6.650            06/01/2041          749,665
------------------------------------------------------------------------------------------------------------------------
      34,160,000       NY Counties Tobacco Trust V                          6.000 2          06/01/2038        5,112,386
------------------------------------------------------------------------------------------------------------------------
     125,315,000       NY Counties Tobacco Trust V                          6.090 2          06/01/2050        8,884,834
------------------------------------------------------------------------------------------------------------------------
      84,200,000       NY Counties Tobacco Trust V                          6.850 2          06/01/2055        3,103,612
------------------------------------------------------------------------------------------------------------------------
     334,000,000       NY Counties Tobacco Trust V                          7.850 2          06/01/2060        5,166,980
------------------------------------------------------------------------------------------------------------------------
          35,000       NYC GO                                               5.000            08/01/2022           35,743
------------------------------------------------------------------------------------------------------------------------
       1,600,000       NYC GO                                               5.000            08/01/2024        1,672,816
------------------------------------------------------------------------------------------------------------------------
         885,000       NYC GO                                               5.000            08/01/2025          924,542
------------------------------------------------------------------------------------------------------------------------
         910,000       NYC GO                                               5.000            08/01/2026          949,904
------------------------------------------------------------------------------------------------------------------------
         400,000       NYC GO                                               5.000            08/01/2027          416,880
------------------------------------------------------------------------------------------------------------------------
         950,000       NYC GO                                               5.000            10/15/2027          982,443
------------------------------------------------------------------------------------------------------------------------
         250,000       NYC GO                                               5.000            08/01/2028          259,933
------------------------------------------------------------------------------------------------------------------------
       4,000,000       NYC GO                                               5.000            11/01/2028        4,142,760
------------------------------------------------------------------------------------------------------------------------
       3,050,000       NYC GO                                               5.000            03/01/2030        3,155,256
------------------------------------------------------------------------------------------------------------------------
       1,000,000       NYC GO                                               5.000            06/01/2030        1,035,290
------------------------------------------------------------------------------------------------------------------------
         240,000       NYC GO                                               5.000            08/01/2030          248,945
------------------------------------------------------------------------------------------------------------------------
       5,000,000       NYC GO                                               5.000            11/01/2034        5,160,050
------------------------------------------------------------------------------------------------------------------------
       3,000,000       NYC GO                                               5.000            03/01/2035        3,098,970
------------------------------------------------------------------------------------------------------------------------
         585,000       NYC GO                                               5.000            08/01/2035          605,013
------------------------------------------------------------------------------------------------------------------------


2           |          OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

Oppenheimer AMT-Free New York Municipals
STATEMENT OF INVESTMENTS  December 31, 2005 / Unaudited
--------------------------------------------------------------------------------

       PRINCIPAL
          AMOUNT                                                           COUPON              MATURITY            VALUE
------------------------------------------------------------------------------------------------------------------------
NEW YORK CONTINUED
------------------------------------------------------------------------------------------------------------------------
$      1,270,000       NYC GO                                               5.250%           03/15/2032     $  1,330,465
------------------------------------------------------------------------------------------------------------------------
       2,415,000       NYC GO                                               5.375            12/01/2026        2,585,113
------------------------------------------------------------------------------------------------------------------------
       1,300,000       NYC GO                                               5.500            06/01/2022        1,406,301
------------------------------------------------------------------------------------------------------------------------
         255,000       NYC GO                                               5.750            02/01/2020          259,281
------------------------------------------------------------------------------------------------------------------------
          75,000       NYC GO                                               5.875            08/01/2019           85,149
------------------------------------------------------------------------------------------------------------------------
         680,000       NYC GO                                               5.875            08/01/2019          754,610
------------------------------------------------------------------------------------------------------------------------
       6,790,000       NYC GO                                               6.125            08/01/2025        7,124,000
------------------------------------------------------------------------------------------------------------------------
           5,000       NYC GO                                               7.500            02/01/2019            5,016
------------------------------------------------------------------------------------------------------------------------
       1,477,212       NYC HDC (Keith Plaza)                                6.500            02/15/2018        1,553,864
------------------------------------------------------------------------------------------------------------------------
       2,000,000       NYC HDC (Multifamily Hsg.)                           4.650            11/01/2025        2,058,800
------------------------------------------------------------------------------------------------------------------------
         750,000       NYC HDC (Multifamily Hsg.)                           4.750            11/01/2035          755,235
------------------------------------------------------------------------------------------------------------------------
       1,000,000       NYC HDC (Multifamily Hsg.)                           5.250            11/01/2030        1,048,760
------------------------------------------------------------------------------------------------------------------------
       1,545,000       NYC HDC (Multifamily Hsg.), Series E-1               4.950            11/01/2033        1,598,550
------------------------------------------------------------------------------------------------------------------------
       2,242,863       NYC HDC (Seaview Towers) 1                           6.500            01/15/2018        2,359,245
------------------------------------------------------------------------------------------------------------------------
         100,000       NYC Health & Hospital Corp.                          5.375            02/15/2026          104,117
------------------------------------------------------------------------------------------------------------------------
       1,945,000       NYC Health & Hospital Corp.                          5.450            02/15/2026        2,033,420
------------------------------------------------------------------------------------------------------------------------
       1,535,000       NYC IDA (American Council of Learned
                       Societies) 1                                         5.250            07/01/2027        1,618,289
------------------------------------------------------------------------------------------------------------------------
       2,760,000       NYC IDA (Beth Abraham Health Services)               6.500            02/15/2022        2,957,395
------------------------------------------------------------------------------------------------------------------------
         500,000       NYC IDA (Beth Abraham Health Services)               6.500            11/15/2027          533,835
------------------------------------------------------------------------------------------------------------------------
       2,100,000       NYC IDA (Beth Abraham Health Services)               6.500            11/15/2034        2,228,058
------------------------------------------------------------------------------------------------------------------------
       5,880,000       NYC IDA (Calhoun School)                             6.625            12/01/2034        6,233,094
------------------------------------------------------------------------------------------------------------------------
       3,880,000       NYC IDA (Community Resource Developmentally
                       Disabled)                                            7.500            08/01/2026        3,980,880
------------------------------------------------------------------------------------------------------------------------
         150,000       NYC IDA (Comprehensive Care Management)              6.000            05/01/2026          151,692
------------------------------------------------------------------------------------------------------------------------
         350,000       NYC IDA (Comprehensive Care Management)              6.125            11/01/2035          354,085
------------------------------------------------------------------------------------------------------------------------
       1,000,000       NYC IDA (Eger Harbor House)                          5.875            05/20/2044        1,107,050
------------------------------------------------------------------------------------------------------------------------
         725,000       NYC IDA (Family Support Systems)                     7.500            11/01/2034          741,791
------------------------------------------------------------------------------------------------------------------------
         220,000       NYC IDA (Global Country World Peace)                 7.250            11/01/2025          219,853
------------------------------------------------------------------------------------------------------------------------
         170,000       NYC IDA (Global Country World Peace)                 7.250            11/01/2025          169,886
------------------------------------------------------------------------------------------------------------------------
         880,000       NYC IDA (Independent Living Assoc.)                  6.200            07/01/2020          881,434
------------------------------------------------------------------------------------------------------------------------
         500,000       NYC IDA (Liberty-7 World Trade Center) 1,3           6.750            03/01/2015          525,345
------------------------------------------------------------------------------------------------------------------------
       3,000,000       NYC IDA (Liberty-IAC/Interactive Corp.)              5.000            09/01/2035        2,973,210
------------------------------------------------------------------------------------------------------------------------
       3,700,000       NYC IDA (Lycee Francais De New York)                 5.375            06/01/2023        3,860,358
------------------------------------------------------------------------------------------------------------------------
       4,000,000       NYC IDA (Lycee Francais De New York)                 6.800            06/01/2028        4,331,560
------------------------------------------------------------------------------------------------------------------------
         385,000       NYC IDA (Metropolitan College of New York)           5.750            03/01/2020          377,843
------------------------------------------------------------------------------------------------------------------------
       2,300,000       NYC IDA (MMC Corp)                                   5.125            11/01/2035        2,362,215
------------------------------------------------------------------------------------------------------------------------
       2,100,000       NYC IDA (Polytechnic University)                     6.000            11/01/2020        2,094,687
------------------------------------------------------------------------------------------------------------------------
       4,080,000       NYC IDA (Polytechnic University)                     6.125            11/01/2030        4,079,592
------------------------------------------------------------------------------------------------------------------------
       1,380,000       NYC IDA (PSCH)                                       6.375            07/01/2033        1,474,654
------------------------------------------------------------------------------------------------------------------------
         750,000       NYC IDA (Reece School)                               7.500            12/01/2037          753,998
------------------------------------------------------------------------------------------------------------------------
         295,000       NYC IDA (Reece School)                               7.500            12/01/2037          295,156
------------------------------------------------------------------------------------------------------------------------
       1,485,000       NYC IDA (Staten Island University Hospital) 1        6.450            07/01/2032        1,530,990
------------------------------------------------------------------------------------------------------------------------
       6,020,000       NYC IDA (The Child School)                           7.550            06/01/2033        6,377,227
------------------------------------------------------------------------------------------------------------------------
      15,785,000       NYC IDA (Touro College)                              6.350            06/01/2029       16,282,228
------------------------------------------------------------------------------------------------------------------------
       5,600,000       NYC IDA (Urban Resource Institute)                   7.375            11/01/2033        5,927,040
------------------------------------------------------------------------------------------------------------------------
       5,600,000       NYC IDA (Vocational Instruction)                     7.750            02/01/2033        5,473,160
------------------------------------------------------------------------------------------------------------------------
       4,245,000       NYC IDA (YMCA of Greater NY)                         5.250            08/01/2021        4,404,739
------------------------------------------------------------------------------------------------------------------------
       3,015,000       NYC Municipal Water Finance Authority                5.000            06/15/2032        3,099,661
------------------------------------------------------------------------------------------------------------------------
         120,000       NYC Municipal Water Finance Authority                5.125            06/15/2030          123,761
------------------------------------------------------------------------------------------------------------------------
          20,000       NYC Municipal Water Finance Authority                5.250            06/15/2025           21,348
------------------------------------------------------------------------------------------------------------------------
       8,000,000       NYC Municipal Water Finance Authority                5.500            06/15/2033        8,600,320
------------------------------------------------------------------------------------------------------------------------


3           |          OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

Oppenheimer AMT-Free New York Municipals
STATEMENT OF INVESTMENTS  December 31, 2005 / Unaudited
--------------------------------------------------------------------------------

       PRINCIPAL
          AMOUNT                                                           COUPON              MATURITY            VALUE
------------------------------------------------------------------------------------------------------------------------
NEW YORK CONTINUED
------------------------------------------------------------------------------------------------------------------------
$      5,000,000       NYC Municipal Water Finance Authority ROLs 3         8.968% 4         06/15/2039     $  5,886,800
------------------------------------------------------------------------------------------------------------------------
       1,870,000       NYS DA (Lenox Hill Hospital Obligated Group)         5.500            07/01/2030        1,873,534
------------------------------------------------------------------------------------------------------------------------
       1,600,000       NYS DA (Mental Health)                               5.000            02/15/2035        1,662,288
------------------------------------------------------------------------------------------------------------------------
           5,000       NYS DA (Mental Health)                               5.375            02/15/2026            5,112
------------------------------------------------------------------------------------------------------------------------
         625,000       NYS DA (Montefiore Medical Center)                   5.450            08/01/2029          665,356
------------------------------------------------------------------------------------------------------------------------
         600,000       NYS DA (MSH/NYU Hospital Center/HJDOI Obligated
                       Group)                                               5.500            07/01/2026          607,746
------------------------------------------------------------------------------------------------------------------------
       9,250,000       NYS DA (MSH/NYU Hospital Center/HJDOI
                       Obligated Group)                                     6.500            07/01/2025        9,852,360
------------------------------------------------------------------------------------------------------------------------
         680,000       NYS DA (Nursing Home)                                4.900            02/15/2041          690,010
------------------------------------------------------------------------------------------------------------------------
         835,000       NYS DA (Nursing Home)                                4.950            02/15/2045          851,608
------------------------------------------------------------------------------------------------------------------------
       1,570,000       NYS DA (Nyack Hospital)                              6.250            07/01/2013        1,551,003
------------------------------------------------------------------------------------------------------------------------
         490,000       NYS DA (Providence Rest)                             5.000            07/01/2035          499,805
------------------------------------------------------------------------------------------------------------------------
       1,300,000       NYS DA (Providence Rest)                             5.125            07/01/2030        1,347,502
------------------------------------------------------------------------------------------------------------------------
         340,000       NYS DA (Providence Rest)                             5.250            07/01/2025          358,867
------------------------------------------------------------------------------------------------------------------------
       5,000,000       NYS DA (School District Financing)                   5.750            10/01/2030        5,531,650
------------------------------------------------------------------------------------------------------------------------
       4,000,000       NYS DA (SS Joachim & Anne Residence)                 5.250            07/01/2027        4,174,400
------------------------------------------------------------------------------------------------------------------------
          40,000       NYS DA (St. Joseph's Hospital Health Center)         5.250            07/01/2018           41,896
------------------------------------------------------------------------------------------------------------------------
      13,200,000       NYS DA (St. Lukes Roosevelt Hospital)                4.900            08/15/2031       13,515,876
------------------------------------------------------------------------------------------------------------------------
          45,000       NYS DA (St. Vincent's Hospital & Medical Center)     7.375            08/01/2011           45,325
------------------------------------------------------------------------------------------------------------------------
      13,090,000       NYS DA (State University Educational
                       Facilities)                                          5.250            05/15/2015       14,327,005
------------------------------------------------------------------------------------------------------------------------
       2,510,000       NYS DA (State University Educational
                       Facilities)                                          5.250            05/15/2021        2,780,578
------------------------------------------------------------------------------------------------------------------------
       5,940,000       NYS DA (The Highlands Living)                        6.600            02/01/2034        6,055,177
------------------------------------------------------------------------------------------------------------------------
       1,015,000       NYS DA (Winthrop University Hospital)                5.500            07/01/2023        1,074,063
------------------------------------------------------------------------------------------------------------------------
          20,000       NYS EFC (Clean Water & Drinking Revolving
                       Funds)                                               5.000            06/15/2027           20,728
------------------------------------------------------------------------------------------------------------------------
          85,000       NYS EFC (NYS Water Services)                         6.600            09/15/2012           85,229
------------------------------------------------------------------------------------------------------------------------
          15,000       NYS EFC (NYS Water Services)                         7.200            03/15/2011           15,102
------------------------------------------------------------------------------------------------------------------------
       5,395,000       NYS HFA RITES 3                                      7.861 4          11/01/2015        5,706,022
------------------------------------------------------------------------------------------------------------------------
          45,000       NYS Medcare (Hospital & Nursing Home)                5.400            08/15/2033           45,068
------------------------------------------------------------------------------------------------------------------------
         800,000       NYS Medcare (Hospital & Nursing Home) 1              6.300            08/15/2023          804,104
------------------------------------------------------------------------------------------------------------------------
       3,830,000       NYS Municipal Water Finance Authority RITES 3        8.980 4          06/15/2039        4,509,289
------------------------------------------------------------------------------------------------------------------------
         250,000       Oneida County IDA (Mohawk Valley Handicapped
                       Services)                                            5.300            03/15/2019          259,613
------------------------------------------------------------------------------------------------------------------------
          55,000       Onondaga County IDA (Salina Free Library)            5.500            12/01/2022           58,400
------------------------------------------------------------------------------------------------------------------------
       1,000,000       Orange County IDA (Glen Arden)                       5.625            01/01/2018          971,560
------------------------------------------------------------------------------------------------------------------------
         275,000       Orange County IDA (Glen Arden)                       5.700            01/01/2028          256,985
------------------------------------------------------------------------------------------------------------------------
       1,500,000       Otsego County IDA (Hartwick College)                 5.900            07/01/2022        1,429,380
------------------------------------------------------------------------------------------------------------------------
      15,205,000       Port Authority  NY/NJ (Delta Air Lines)              6.950            06/01/2008       15,037,137
------------------------------------------------------------------------------------------------------------------------
         500,000       Port Authority  NY/NJ, 132nd Series                  5.000            09/01/2038          519,195
------------------------------------------------------------------------------------------------------------------------
      25,000,000       Port Authority  NY/NJ, 140th Series                  5.000            12/01/2034       26,222,750
------------------------------------------------------------------------------------------------------------------------
       2,680,000       Rensselaer County Tobacco Asset Securitization
                       Corp.                                                5.625            06/01/2035        2,728,937
------------------------------------------------------------------------------------------------------------------------
       2,000,000       Rensselaer County Tobacco Asset Securitization
                       Corp.                                                5.750            06/01/2043        2,045,600
------------------------------------------------------------------------------------------------------------------------
      45,000,000       Rockland County Tobacco Asset Securitization
                       Corp.                                                7.620 2          08/15/2060          742,950
------------------------------------------------------------------------------------------------------------------------
       1,060,000       Rockland County Tobacco Asset Securitization
                       Corp. 1                                              5.625            08/15/2035        1,079,854
------------------------------------------------------------------------------------------------------------------------
       3,150,000       Rockland County Tobacco Asset Securitization
                       Corp.                                                5.750            08/15/2043        3,223,710
------------------------------------------------------------------------------------------------------------------------
       2,500,000       Saratoga County IDA (Saratoga Hospital) 1            5.125            12/01/2033        2,605,575
------------------------------------------------------------------------------------------------------------------------


4           |          OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

Oppenheimer AMT-Free New York Municipals
STATEMENT OF INVESTMENTS  December 31, 2005 / Unaudited
--------------------------------------------------------------------------------

       PRINCIPAL
          AMOUNT                                                           COUPON              MATURITY            VALUE
------------------------------------------------------------------------------------------------------------------------
NEW YORK CONTINUED
------------------------------------------------------------------------------------------------------------------------
$      9,730,000       SONYMA, Series 61                                    5.800%           10/01/2016     $ 10,057,512
------------------------------------------------------------------------------------------------------------------------
         250,000       SONYMA, Series 83                                    5.550            10/01/2027          258,273
------------------------------------------------------------------------------------------------------------------------
       4,000,000       Suffolk County IDA (ALIA-IGHL)                       7.250            12/01/2033        4,223,240
------------------------------------------------------------------------------------------------------------------------
          70,000       Suffolk County IDA (Catholic Charities)              6.000            10/01/2020           70,574
------------------------------------------------------------------------------------------------------------------------
          65,000       Suffolk County IDA (Developmental Disabilities
                       Institute)                                           6.000            10/01/2020           65,533
------------------------------------------------------------------------------------------------------------------------
          65,000       Suffolk County IDA (Developmental Disabilities
                       Institute)                                           6.000            10/01/2020           65,533
------------------------------------------------------------------------------------------------------------------------
         150,000       Suffolk County IDA (Dowling College)                 6.625            06/01/2024          150,293
------------------------------------------------------------------------------------------------------------------------
         140,000       Suffolk County IDA (Independent Group Home
                       Living)                                              6.000            10/01/2020          141,148
------------------------------------------------------------------------------------------------------------------------
       1,500,000       Suffolk County IDA (Jefferson's Ferry)               7.200            11/01/2019        1,627,890
------------------------------------------------------------------------------------------------------------------------
       1,000,000       Suffolk County IDA ( L.I. Network Community
                       Services)                                            7.550            02/01/2034        1,044,080
------------------------------------------------------------------------------------------------------------------------
         100,000       Suffolk County IDA (Lifes WORC)                      6.000            10/01/2020          100,820
------------------------------------------------------------------------------------------------------------------------
       5,985,000       Suffolk County IDA (Pederson-Krager Center)          7.000            11/01/2035        6,032,940
------------------------------------------------------------------------------------------------------------------------
         505,000       Suffolk County IDA (Pederson-Krager Center)          7.200            02/01/2035          516,655
------------------------------------------------------------------------------------------------------------------------
          60,000       Suffolk County IDA (Suffolk Hotels)                  6.000            10/01/2020           60,492
------------------------------------------------------------------------------------------------------------------------
         520,000       Sullivan County IDA (Center for Discovery)           6.950            02/01/2035          522,350
------------------------------------------------------------------------------------------------------------------------
         100,000       Syracuse IDA (Crouse Irving Companies)               5.250            01/01/2017          102,848
------------------------------------------------------------------------------------------------------------------------
          25,000       Triborough Bridge & Tunnel Authority                 5.000            01/01/2020           26,099
------------------------------------------------------------------------------------------------------------------------
       3,585,000       Triborough Bridge & Tunnel Authority RITES 3         6.844 4          11/15/2032        4,094,213
------------------------------------------------------------------------------------------------------------------------
       2,560,000       Triborough Bridge & Tunnel Authority RITES 3         6.846 4          11/15/2027        2,979,174
------------------------------------------------------------------------------------------------------------------------
      10,000,000       Triborough Bridge & Tunnel Authority RITES 3         6.846 4          11/15/2032       11,420,400
------------------------------------------------------------------------------------------------------------------------
       4,550,000       Triborough Bridge & Tunnel Authority RITES 3         7.343 4          11/15/2029        5,645,822
------------------------------------------------------------------------------------------------------------------------
       2,500,000       Triborough Bridge & Tunnel Authority RITES 3         7.915 4          11/15/2023        3,288,000
------------------------------------------------------------------------------------------------------------------------
      94,960,000       TSASC, Inc. (TFABs)                                  5.750            07/15/2032       97,848,683
------------------------------------------------------------------------------------------------------------------------
       1,205,000       TSASC, Inc. (TFABs)                                  6.250            07/15/2027        1,265,624
------------------------------------------------------------------------------------------------------------------------
      17,345,000       TSASC, Inc. (TFABs)                                  6.250            07/15/2034       18,194,558
------------------------------------------------------------------------------------------------------------------------
         820,000       TSASC, Inc. (TFABs)                                  6.375            07/15/2039          863,452
------------------------------------------------------------------------------------------------------------------------
       3,000,000       Utica IDA (Utica College Civic Facility)             5.750            08/01/2028        3,037,740
------------------------------------------------------------------------------------------------------------------------
       1,250,000       Utica IDA (Utica College Civic Facility) 1           6.750            12/01/2021        1,315,975
------------------------------------------------------------------------------------------------------------------------
         250,000       Westchester County IDA (Guiding Eyes for the
                       Blind)                                               5.375            08/01/2024          260,230
------------------------------------------------------------------------------------------------------------------------
         500,000       Westchester County IDA (Kendal on Hudson)            6.500            01/01/2034          535,025
------------------------------------------------------------------------------------------------------------------------
       1,895,000       Westchester County IDA (Rippowam-Cisqua School)      5.750            06/01/2029        1,948,079
------------------------------------------------------------------------------------------------------------------------
         320,000       Westchester County IDA (Schnurmacher Center)         6.500            11/01/2013          340,989
------------------------------------------------------------------------------------------------------------------------
         600,000       Westchester County IDA (Schnurmacher Center)         6.500            11/01/2033          636,294
------------------------------------------------------------------------------------------------------------------------
         500,000       Yonkers GO                                           5.000            08/01/2030          524,475
------------------------------------------------------------------------------------------------------------------------
         500,000       Yonkers GO                                           5.000            08/01/2035          521,845
------------------------------------------------------------------------------------------------------------------------
       1,100,000       Yonkers IDA (St. Joseph's Hospital)                  5.900            03/01/2008        1,074,513
                                                                                                            ------------
                                                                                                             695,072,770
U.S. POSSESSIONS--11.3%
       8,510,000       Guam GO, Series A                                    5.400            11/15/2018        8,509,489
------------------------------------------------------------------------------------------------------------------------
       1,085,000       Guam GO, Series A                                    6.000            09/01/2006        1,088,906
------------------------------------------------------------------------------------------------------------------------
         500,000       Guam Government Waterworks Authority &
                       Wastewater System                                    5.875            07/01/2035          526,780
------------------------------------------------------------------------------------------------------------------------
       5,250,000       Guam Power Authority, Series A                       5.125            10/01/2029        5,531,138
------------------------------------------------------------------------------------------------------------------------
      10,000,000       Guam Power Authority, Series A                       5.250            10/01/2034       10,580,300
------------------------------------------------------------------------------------------------------------------------


5           |          OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

Oppenheimer AMT-Free New York Municipals
STATEMENT OF INVESTMENTS  December 31, 2005 / Unaudited
--------------------------------------------------------------------------------

       PRINCIPAL
          AMOUNT                                                           COUPON              MATURITY            VALUE
-------------------------------------------------------------------------------------------------------------------------
U.S. POSSESSIONS CONTINUED
-------------------------------------------------------------------------------------------------------------------------
$     84,000,000       Puerto Rico Children's Trust Fund (TASC)             6.340% 2         05/15/2050     $  5,273,520
-------------------------------------------------------------------------------------------------------------------------
       4,000,000       Puerto Rico Commonwealth GO                          5.000            07/01/2027        4,062,480
-------------------------------------------------------------------------------------------------------------------------
       4,000,000       Puerto Rico Commonwealth GO                          5.000            07/01/2034        4,011,000
-------------------------------------------------------------------------------------------------------------------------
          30,000       Puerto Rico Highway & Transportation
                       Authority, Series A                                  5.000            07/01/2038           30,012
-------------------------------------------------------------------------------------------------------------------------
       6,000,000       Puerto Rico Highway & Transportation
                       Authority, Series G                                  5.000            07/01/2042        6,003,720
-------------------------------------------------------------------------------------------------------------------------
       1,000,000       Puerto Rico Highway & Transportation
                       Authority, Series K                                  5.000            07/01/2027        1,018,940
-------------------------------------------------------------------------------------------------------------------------
       1,000,000       Puerto Rico Highway & Transportation
                       Authority, Series K                                  5.000            07/01/2035        1,003,000
-------------------------------------------------------------------------------------------------------------------------
       4,500,000       Puerto Rico Highway & Transportation
                       Authority, Series K                                  5.000            07/01/2045        4,503,375
-------------------------------------------------------------------------------------------------------------------------
      25,895,000       Puerto Rico Infrastructure                           5.000            07/01/2041       25,914,421
-------------------------------------------------------------------------------------------------------------------------
       4,305,000       Puerto Rico ITEMECF (Polytechnic University of
                       Puerto Rico)                                         5.000            08/01/2022        4,388,000
-------------------------------------------------------------------------------------------------------------------------
       1,000,000       Puerto Rico Public Finance Corp., Series E 1         5.500            08/01/2029        1,046,180
-------------------------------------------------------------------------------------------------------------------------
       1,000,000       University of V.I.,  Series A                        5.375            06/01/2034        1,053,970
-------------------------------------------------------------------------------------------------------------------------
       1,700,000       V.I. Public Finance Authority (Gross Receipts
                       Taxes Loan)                                          5.000            10/01/2031        1,741,650
-------------------------------------------------------------------------------------------------------------------------
       1,485,000       V.I. Public Finance Authority, Series A              5.500            10/01/2022        1,542,024
-------------------------------------------------------------------------------------------------------------------------
         250,000       V.I. Water & Power Authority                         5.300            07/01/2018          255,414
                                                                                                            -------------
                                                                                                              88,084,319
-------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS, AT VALUE (COST $745,857,717)--100.4%                                                      783,157,089
-------------------------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS--(0.4)                                                                  (3,262,826)
                                                                                                            -------------
NET ASSETS--100.0%                                                                                          $779,894,263
                                                                                                            =============

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Security has been segregated for collateral to cover borrowings. See accompanying Notes to Quarterly Statement of Investments.

2. Zero coupon bond reflects effective yield on the date of purchase.

3. Illiquid security. The aggregate value of illiquid securities as of December 31, 2005 was $56,446,400, which represents 7.24% of the Fund's net assets. See accompanying Notes to Quarterly Statement of Investments.

4. Represents the current interest rate for a variable rate bond known as an "inverse floater." See accompanying Notes to Quarterly Statement of Investments.

5. When-issued security or forward commitment to be delivered and settled after December 31, 2005. See accompanying Notes to Quarterly Statement of Investments.


6           |          OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

Oppenheimer AMT-Free New York Municipals
STATEMENT OF INVESTMENTS  December 31, 2005 / Unaudited
--------------------------------------------------------------------------------

Summary Of Ratings  December 31, 2005 (Unaudited)
--------------------------------------------------------------------------------
DISTRIBUTION OF INVESTMENTS BY RATINGS CATEGORY, AS A PERCENTAGE OF TOTAL INVESTMENTS AT VALUE, IS AS FOLLOWS:

RATINGS                                                                  PERCENT
--------------------------------------------------------------------------------
AAA                                                                         9.0%
AA                                                                         19.5
A                                                                          11.6
BBB                                                                        38.2
BB                                                                          6.9
B                                                                           1.6
C                                                                           1.9
Not Rated                                                                  11.3
                                                                         -------
TOTAL                                                                     100.0%
                                                                         =======

Bonds rated by any nationally recognized statistical rating organization are included in the equivalent Standard & Poor's rating category. As a general matter, unrated bonds may be backed by mortgage liens or equipment liens on the underlying property, and also may be guaranteed. Bonds which are backed by a letter of credit or by other financial institutions or agencies may be assigned an investment-grade rating by the Manager, which reflects the quality of the guarantor, institution or agency. Unrated bonds may also be assigned a rating when the issuer has rated bonds outstanding with comparable credit characteristics, or when, in the opinion of the Manager, the bond itself possesses credit characteristics which allow for rating. The unrated bonds in the portfolio are predominantly smaller issuers which have not applied for a bond rating. Only those unrated bonds which subsequent to purchase have not been designated investment grade by the Manager are included in the "Not Rated" category.

TO SIMPLIFY THE LISTINGS OF SECURITIES, ABBREVIATIONS ARE USED PER THE TABLE
BELOW:

ACDS         Association for Children with Down Syndrome
ALIA         Alliance of Long Island Agencies
AP           Advantage Planning, Inc.
CMA          Community Mainstreaming Associates, Inc.
CSMR         Community Services for the Mentally Retarded
DA           Dormitory Authority
EFC          Environmental Facilities Corp.
EFLI         Epilepsy Foundation of L.I., Inc.
GO           General Obligation
HAII         Homes Anew II, Inc.
HDC          Housing Development Corp.
HFA          Housing Finance Agency/Authority
HJDOI        Hospital for Joint Diseases Orthopedic Institute
IDA          Industrial Development Agency
IGHL         Independent Group Home for Living
ITEMECF      Industrial, Tourist, Educational, Medical and Environmental
             Community Facilities
L.I.         Long Island
MMC          Mercy Medical Center
MSH/NYU      Mount Sinai Hospital/New York University
MTA          Metropolitan Transportation Authority
NCMRS        Nassau Community Mental Retardation Services Co.
NY/NJ        New York/New Jersey
NYC          New York City
NYS          New York State
PSCH         Professional Service Centers for the Handicapped, Inc.
RITES        Residual Interest Tax Exempt Security
ROLs         Residual Option Longs
SONYMA       State of New York Mortgage Agency
TASC         Tobacco Settlement Asset-Backed Bonds


7           |          OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

Oppenheimer AMT-Free New York Municipals
STATEMENT OF INVESTMENTS  December 31, 2005 / Unaudited
--------------------------------------------------------------------------------

TFABs        Tobacco Flexible Amortization Bonds
V.I.         United States Virgin Islands
WORC         Working Organization for Retarded Children and Adults
YMCA         Young Men's Christian Association

DISTRIBUTION OF INVESTMENTS BY INDUSTRY OF ISSUE, AS A PERCENTAGE OF TOTAL INVESTMENTS AT VALUE, IS AS FOLLOWS:

INDUSTRY                                                   VALUE         PERCENT
--------------------------------------------------------------------------------
Tobacco Settlement Payments                         $203,939,603           26.1%
Highways/Railways                                     86,721,992           11.1
Higher Education                                      83,173,312           10.6
Not-for-Profit Organization                           77,369,201            9.9
General Obligation                                    55,015,075            7.0
Hospital/Health Care                                  53,474,959            6.8
Electric Utilities                                    32,863,757            4.2
Adult Living Facilities                               32,231,072            4.1
Education                                             29,912,856            3.8
Marine/Aviation Facilities                            26,741,945            3.4
Special Tax                                           25,914,421            3.3
Water Utilities                                       23,701,448            3.0
Multifamily Housing                                   16,261,405            2.1
Airlines                                              15,037,137            1.9
Single Family Housing                                 10,315,785            1.3
Sales Tax Revenue                                      4,329,854            0.6
Hotels, Restaurants & Leisure                          2,973,210            0.4
Resource Recovery                                      2,622,725            0.3
Municipal Leases                                         525,345            0.1
Parking Fee Revenue                                       31,987            0.0
                                                    ----------------------------
Total                                               $783,157,089          100.0%
                                                    ============================


FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of December 31, 2005 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                $      748,127,790
                                              ==================

Gross unrealized appreciation                 $       37,270,498
Gross unrealized depreciation                         (2,241,199)
                                              ------------------
Net unrealized appreciation                   $       35,029,299
                                              ==================

NOTES TO FINANCIAL STATEMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, in the country that is identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments


8           |          OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

Oppenheimer AMT-Free New York Municipals
STATEMENT OF INVESTMENTS  December 31, 2005 / Unaudited
--------------------------------------------------------------------------------

having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

SECURITIES ON A WHEN-ISSUED BASIS OR FORWARD COMMITMENT. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis or forward commitment can take place up to ten days or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Fund may, from time to time, purchase securities whose settlement date extends six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued basis or forward commitment may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase. As of December 31, 2005, the Fund had purchased $954,298 of securities issued on a when-issued basis or forward commitment.

INVERSE FLOATING RATE SECURITIES. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates. As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities. The Fund will not invest more than 20% of its total assets in inverse floaters. Inverse floaters amount to $55,921,055 as of December 31, 2005.

SECURITY CREDIT RISK. There are certain risks arising from geographic concentration in any state. Certain revenue or tax related events in a state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

ILLIQUID SECURITIES

As of December 31, 2005, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with the applicable footnote on the Statement of Investments.

BORROWINGS

The Fund can borrow money from banks in amounts up to one-third of its total assets (including the amount borrowed) less all liabilities and indebtedness other than borrowings to purchase portfolio securities, to meet redemption obligations or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund. Until terminated on January 21, 2005, the Fund had entered into an agreement which enabled it to participate with certain other Oppenheimer funds in a committed, unsecured line of credit with a bank, which permitted borrowings up to $540 million, collectively. Interest was charged to each fund, based on its borrowings, at a rate equal to the Federal Funds Rate plus 0.75%. The Fund also paid a commitment fee equal to its pro rata share of the average unutilized amount of the credit facility at a rate of 0.09% per annum.

Effective January 21, 2005 the Fund entered into a Revolving Credit and Security Agreement (the "Agreement") with a conduit lender and a bank which enables it to participate with certain other Oppenheimer funds in a committed, secured borrowing facility that permits borrowings of up to $800 million, collectively. To secure the loan, the Fund pledges investment securities in accordance with the terms of the Agreement. Interest is charged to the Fund, based on its borrowings, at current commercial paper issuance rates (4.2703% as of December 31, 2005). The Fund pays additional fees of 0.30% per annum on its outstanding borrowings to manage and administer the facility and is allocated its pro-rata share of a 0.13% per annum commitment fee for a liquidity backstop facility with respect to the $800 million facility size.


9          |          OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS


ITEM 2. CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of December 31, 2005, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer AMT- Free New York Municipals


By:   /s/ John V. Murphy
      ------------------
      John V. Murphy
      Principal Executive Officer
Date: February 14, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /s/ John V. Murphy
      ------------------
      John V. Murphy
      Principal Executive Officer
Date: February 14, 2006


By:   /s/ Brian W. Wixted
      -------------------
      Brian W. Wixted
      Principal Financial Officer
Date: February 14, 2006